Class I Prospectus | PNC S&P 500 INDEX FUND | CLASS I
PNC S&P 500 INDEX FUND

Supplement dated December 30, 2013 to the

PNC Equity Funds Class I Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC S&P 500 Index Fund beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.                                     Effective immediately, the section entitled “INVESTMENT OBJECTIVE” for PNC S&P 500 Index Fund, on page 27 of the prospectus, is deleted in its entirety, and replaced with the following:

INVESTMENT OBJECTIVE
The Fund seeks to approximate, before fees and expenses, the investment results of the S&P 500® Index.
B. Effective immediately, the section entitled “FUND FEES AND EXPENSES” for PNC S&P 500 Index Fund, on page 27 of the prospectus, is deleted in its entirety and replaced with the following:
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class I Prospectus PNC S&P 500 INDEX FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Prospectus PNC S&P 500 INDEX FUND CLASS I
Management Fees		0.15%
Distribution (12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses		0.36%
Fee Waiver and Expense Reimbursement	[1]	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.20%
[1]	The Fund's investment adviser (the "Adviser"), has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Operating Expenses exceed 0.20%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract is expected to apply until at least December 30, 2014, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board of Trustees at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived or reimbursed by the Adviser and (b) does not cause the Total Annual Operating Expenses of a class to exceed the percentage expense limit that was in effect at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one year period below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Prospectus PNC S&P 500 INDEX FUND CLASS I	20	99	186	440

C. Effective immediately, the section entitled "PRINCIPAL INVESTMENT STRATEGIES" for PNC S&P 500 Index Fund on page 27 of the prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests substantially all, but in no event less than 80%, of its net assets plus any borrowings for investment purposes in stocks included in the S&P 500® Index.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

The S&P 500® Index is made up of common stocks of 500 large publicly traded companies.  The vast majority of the Fund’s assets will normally be invested in stocks included in the S&P 500® Index in approximately the same relative proportion as those stocks are represented in the S&P 500® Index.  The Fund does not, however, simply invest in a portfolio that replicates the precise composition of the S&P 500® Index, and PNC Capital Advisors, LLC (the “Adviser”) does not generally “manage” the Fund in the traditional sense (i.e., by using economic, financial or market analysis).  For example, the Adviser may use statistical sampling or other techniques to attempt to create an investment portfolio whose return, before fees and expenses, will closely match the return of the S&P 500® Index. Additionally, the Adviser believes that employing certain active management strategies for a percentage of the Fund’s assets, if successful, may result in net returns after fees and expenses that may more closely approximate the returns of the S&P 500® Index.  For example, the Adviser may invest in S&P 500® Index futures and exchange traded products (“ETPs”) in addition to, or in place of, stocks held in the S&P 500® Index to attempt to equal the performance of the S&P 500® Index.

The Fund may also invest in other S&P 500® Index derivatives with economic characteristics similar to one or more of the common stocks in the S&P 500® Index.  The Fund may use derivatives, for example, as a substitute for taking a position in an underlying asset, to manage risk/volatility or as part of a hedging strategy.  Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

The Fund normally seeks to remain fully invested. To help stay fully invested, to manage the Fund’s liquidity, to reduce transaction costs or for other investment purposes, the Fund may invest in derivative instruments, including stock futures. The Fund may also use derivatives such as total return swaps to obtain exposure to a stock, a basket of stocks, or an index. Generally, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold, oil, or wheat), or a market index (such as the S&P 500® Index).  Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

D.                                    Effective immediately, the section entitled “PRINCIPAL RISKS” for PNC S&P 500 Index Fund on pages 27-28 of the prospectus is deleted in its entirety and replaced with the following:

PRINCIPAL RISKS

Derivatives Risk. Derivatives are financial instruments whose values depend upon, or are derived from, the value of a reference asset, such as one or more underlying assets, indexes or currencies and may include, but are not limited to, options, swaps, forward currency contracts, futures and options on futures.  A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the reference asset. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the value of the reference asset.  Generally speaking, some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund, as even a small investment in derivatives can have a significant impact on the Fund’s exposure to, among other things, securities’ market values, interest rates or currency exchange rates.  The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.  In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.  There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations to the Fund. Derivatives are also subject to operations risk, which is the risk that loss will occur as a result of inadequate systems and controls, human error, or otherwise.

Focused Investment Risk.  To the extent that a Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, a Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries region, market, industry, group of industries, sector or asset class.

Index Tracking Risk.  A Fund’s return may not match the return of its index for a number of reasons.  For example, a Fund incurs a number of operating expenses not applicable to the index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index.  The Fund will also have to incur transaction costs and adjust its portfolio in connection with raising cash to meet redemptions or deploying cash in connection with new subscriptions.  In addition, a Fund’s use of a representative sampling approach may cause the Fund’s returns to not be as well correlated with the return of the index as would be the case if the Fund merely purchased all of the securities in the index in the precise proportions in which they are represented in such index.

Issuer Risk. The value of the Fund’s investments may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, in addition to the historical and prospective earnings of the issuer and the value of its assets.

Management Risk. The Fund is subject to management risk because it is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk.  Market risk is the risk that securities prices will fall over short or extended periods of time.  Historically, the stock markets have moved in cycles, and the value of the Fund’s securities may fluctuate from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may decline in response.

All investments are subject to inherent risks, and an investment in the Fund is no exception.  Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Accordingly, you may lose money by investing in the Fund.

E. Effective immediately, the last sentence in the section entitled "PERFORMANCE INFORMATION" for PNC S&P 500 Index Fund on page 28 of the prospectus is deleted in its entirety and replaced with the following:
The Fund’s year-to-date total return for Class I Shares through September 30, 2013 was 19.41%.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE